Earnings / (loss) per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

9.       Earnings / (loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 13,334 as at June 30, 2013 and 79,998 as at June 30, 2012, received dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during the six months ended June 30, 2013 and 2012 amounted to $19,447 and $9,231, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the purpose of calculating diluted earnings per share the weighted average number of diluted shares outstanding includes the incremental shares assumed issued determined in accordance with the antidilution sequencing provisions of ASC 260. For the period ended June 30, 2013, and on the basis that the Company incurred losses, the effect of the incremental shares would have been anti-dilutive and therefore basic and diluted losses per share are the same amount. For the six months ended June 30, 2012, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provisions of ASC 260, was antidilutive.

	2013		2012
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$(36,844)	$(36,844)	$4,107	$4,107
Less distributed earnings allocated to restricted shares	-	-	(14)	-
Net income / (loss) available to common stockholders	(36,844)	(36,844)	4,093	4,107

Weighted average number of common shares, basic and diluted	32,273,274	32,273,274	22,947,082	22,947,082

Earnings / (loss) per common share, basic and diluted	$(1.14)	$(1.14)	$0.18	$0.18